Label	Element	Value
Aberdeen Select International Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Aberdeen Select International Equity Fund
Objective [Heading]	rr_ObjectiveHeading	Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Aberdeen Select International Equity Fund (the “Select International Equity Fund” or the “Fund”) seeks long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Select International Equity Fund. This table does not include the brokerage commissions that you may pay when purchasing or selling Institutional Class Shares of the Fund.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Select International Equity Fund pays transaction costs, such as brokerage commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 23% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	23.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Select International Equity Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. It assumes a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

As a non-fundamental policy, under normal circumstances, the Select International Equity Fund invests at least 80% of the value of its net assets, plus any borrowings for investment purposes, in equity securities issued by companies that are located in, or that derive the highest concentration of their earnings or revenue from, a number of countries around the world other than the U.S. For purposes of the 80% policy, a company is considered to be outside the U.S. if Fund management determines that the company meets one or more of the following criteria: the company

•                  is organized under the laws of, or has its principal office in, a country outside the U.S.;

•                  has its principal securities trading market in a country outside the U.S.;

•                  derives the highest concentration of its annual revenue or earnings or assets from goods produced, sales made or services performed in a country outside the U.S. (and meets one or more of the other criteria); and/or

•                  issues securities denominated in a currency of a country outside the U.S. (and meets one or more of the other criteria).

Equity securities include, but are not limited to, common stock, preferred stock and depositary receipts.

If the Fund changes its 80% investment policy, it will notify shareholders at least 60 days before the change and, if necessary, will change the name of the Select International Equity Fund.

Under normal circumstances, a number of countries around the world will be represented in the Fund’s portfolio, some of which may be considered to be emerging market countries.  At times, the Fund may have a significant amount of its assets invested in a country or geographic region.  The Fund may invest in securities denominated in U.S. Dollars and currencies of the foreign countries in which it is permitted to invest.  The Fund typically has full currency exposure to those markets in which it invests.

The Fund may invest in securities of any market capitalization.

The Fund may invest in securities of any market sector and may hold a significant amount of securities of companies, from time to time, within a single sector.

The Fund’s investment team employs a fundamental, bottom-up equity investment style, which is characterized by intensive, first-hand research and disciplined company evaluation. Stocks are identified for their long-term, fundamental value. The stock selection process contains two filters, first quality and then price. In the quality filter, the investment team seeks to determine whether the company is a business that has good growth prospects and a balance sheet that supports expansion, and they evaluate other business risks. In the price filter, the investment team assesses the value of a company by reference to standard financial ratios, and estimates the value of the company relative to its market price and the valuations of companies within a relevant universe. The investment team may sell a security when they perceive that a company’s business direction or growth prospects have changed or the company’s valuations are no longer attractive.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The Select International Equity Fund cannot guarantee that it will achieve its investment objective.

As with any fund, the value of the Fund’s investments — and therefore, the value of Fund shares — may fluctuate. These changes may occur because of:

Country/Regional Focus Risk — Significant exposure to a single country or geographical region involves increased currency, political, regulatory and other risks. Market swings in the targeted country or geographical region likely will have a greater effect on portfolio performance than they would in a more geographically diversified fund.

Emerging Markets Risk — A magnification of the risks that apply to foreign securities. These risks are greater for securities of companies in emerging market countries because the countries may have less stable governments, more volatile currencies and less established markets (see “Foreign Securities Risk” below).

Foreign Currency Exposure Risk — The value of foreign currencies relative to the U.S. Dollar fluctuates in response to market, economic, political, regulatory, geopolitical or other conditions. A decline in the value of a foreign currency versus the U.S. Dollar reduces the value in U.S. Dollars of investments denominated in that foreign currency. This risk may impact the Fund more greatly to the extent the Fund does not hedge its currency risk, or hedging techniques used by the Adviser are unsuccessful.

Foreign Securities Risk — Foreign securities may be more volatile, harder to price and less liquid than U.S. securities.  They are subject to different accounting and regulatory standards, and political and economic risks.

Impact of Large Redemptions and Purchases of Fund Shares — Occasionally, shareholders may make large redemptions or purchases of Fund shares, which may cause the Fund to have to sell securities or invest additional cash. These transactions may adversely affect the Fund’s performance and increase transaction costs. In addition, large redemption requests may exceed the cash balance of the Fund and result in credit line borrowing fees and/or overdraft charges to the Fund until the sales of portfolio securities necessary to cover the redemption request settle.

Issuer Risk — The value of a security may decline for reasons directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or service.

Large-Cap Securities Risk - Securities issued by large cap companies subject the Fund to the risk that those securities may underperform securities issued by companies with smaller capitalizations or the market as a whole.

Market Risk — Deteriorating market conditions might cause a general weakness in the market that reduces the prices of securities in those markets in which the Fund invests.

Mid-Cap Securities Risk — Securities of medium-sized companies tend to be more volatile and less liquid than securities of larger companies.

Securities Selection Risk — The investment team may select securities that underperform the market or other funds with similar investment objectives and strategies.

Small-Cap Securities Risk — Securities of smaller companies are usually less stable in price and less liquid than those of larger, more established companies.  Therefore, they generally involve greater risk.

Valuation Risk — The price the Fund could receive upon the sale of any particular portfolio investment may differ from the Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation methodology or a price provided by an independent pricing service. As a result, the price received upon the sale of an investment may be less than the value ascribed by the Fund, and the Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment. The Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.

If the value of the Fund’s investments decreases, you may lose money.

For additional information regarding the above identified risks, see “Fund Details: Additional Information about Investments, Investment Techniques and Risks” in the Prospectus.

An investment in the Fund is not a bank deposit or obligation of any bank and is not endorsed or guaranteed by any bank and is not insured or guaranteed by the U.S. Government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other governmental agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	If the value of the Fund’s investments decreases, you may lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit or obligation of any bank and is not endorsed or guaranteed by any bank and is not insured or guaranteed by the U.S. Government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other governmental agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table below can help you evaluate potential risks of the Select International Equity Fund. The bar chart shows how the Fund’s annual total returns for Class A have varied from year to year. The table compares the Fund’s average annual total returns to the returns of the MSCI All Country World ex USA Index, a broad-based securities index. Remember, however, that past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future.  For updated performance information, please visit www.aberdeen-asset.us or call 866-667-9231.

Aberdeen Asset Management Inc. (“AAMI” or the “Adviser”) and Aberdeen Asset Managers Limited (“AAML”) became adviser and sub-adviser of the Fund, respectively, on May 22, 2013. Performance prior to this date reflects the performance of an unaffiliated adviser.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below can help you evaluate potential risks of the Select International Equity Fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	866-667-9231
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.aberdeen-asset.us
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Remember, however, that past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns — Class A Shares (Years Ended Dec. 31)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Return: 22.02% - 2nd quarter 2009 Lowest Return: -24.53% - 3rd quarter 2011
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Return:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	22.02%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Return:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(24.53%)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax return depends on your personal tax situation and may differ from what is shown here. After-tax returns are not relevant to investors in tax-deferred arrangements, such as individual retirement accounts, 401(k) plans or certain other employer-sponsored retirement plans.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown in the following table for Class A shares only and will vary for other classes.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are shown in the following table for Class A shares only and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect and do not reflect the impact of state and local taxes. Your actual after-tax return depends on your personal tax situation and may differ from what is shown here. After-tax returns are not relevant to investors in tax-deferred arrangements, such as individual retirement accounts, 401(k) plans or certain other employer-sponsored retirement plans.

Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns As of December 31, 2016
Aberdeen Select International Equity Fund | MSCI All Country World ex USA Index (reflects no deduction for expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	5.01%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.48%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.42%
Aberdeen Select International Equity Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.90%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.27%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.42%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 145
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	449
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	776
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,702
Annual Return 2007	rr_AnnualReturn2007	17.56%
Annual Return 2008	rr_AnnualReturn2008	(43.87%)
Annual Return 2009	rr_AnnualReturn2009	23.34%
Annual Return 2010	rr_AnnualReturn2010	8.52%
Annual Return 2011	rr_AnnualReturn2011	(23.50%)
Annual Return 2012	rr_AnnualReturn2012	14.87%
Annual Return 2013	rr_AnnualReturn2013	12.37%
Annual Return 2014	rr_AnnualReturn2014	(5.20%)
Annual Return 2015	rr_AnnualReturn2015	(15.14%)
Annual Return 2016	rr_AnnualReturn2016	6.48%
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	6.48%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.03%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	(2.87%)
Aberdeen Select International Equity Fund | Class A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	6.01%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.09%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	(3.74%)
Aberdeen Select International Equity Fund | Class A | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	3.67%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.21%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	(2.00%)
Aberdeen Select International Equity Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.90%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.27%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.17%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 119
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	372
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	644
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,420
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	6.78%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.29%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	(2.63%)